Long-Term Debt and Other Financing Arrangements - Summary of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2006	Dec. 31, 2012 Senior secured term loans due 2013 LIBOR based variable rate USD ($)	Dec. 31, 2012 Senior secured term loans due 2013 Euro LIBOR based variable rate EUR (€)	Dec. 31, 2012 Senior secured term loan due 2016 LIBOR based variable rate USD ($)	Dec. 31, 2012 Senior secured term loan due 2016 Euro LIBOR based variable rate EUR (€)	Dec. 31, 2012 Senior secured term loan due 2017 USD ($)	Dec. 31, 2012 Senior secured term loan due 2017 LIBOR based variable rate USD ($)	Dec. 31, 2012 Senior secured revolving credit facility due 2016? Euro LIBOR based variable rate USD ($)	Dec. 31, 2012 Senior debenture loan due 2016 USD ($)	Dec. 31, 2012 Senior debenture loan due 2014 USD ($)	Dec. 31, 2012 Senior debenture loan due 2018 USD ($)	Dec. 31, 2012 Senior debenture loan due 2020 USD ($)	Dec. 31, 2012 Private placement debenture loan due 2012 EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012 Euro LIBOR based variable rate EUR (€)	Dec. 31, 2012 6.25% Mandatory convertible subordinated bonds due 2013 USD ($)
Debt Instrument [Line Items]
Debt instrument face value		$ 1,610	€ 227	$ 2,386	€ 273	$ 500	$ 1,222	$ 635
Debt instrument basis spread on variable rate		2.21%	2.05%	3.67%	3.62%	8.50%	2.46%
Debt instrument maturity year	2014	2013	2013	2016	2016	2017	2017	2016	2016	2014	2018	2020	2012	2012	2013
Senior debenture face amount									$ 325	$ 215	$ 1,080	$ 800	€ 30	€ 50	$ 288
Debt instrument interest rate stated percentage									11.50%	11.625%	7.75%	4.50%	6.75%		6.25%